Note 5 - Inventories	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Inventory Disclosure [Text Block]
5—
INVENTORIES

Inventories consist of the following:

	December 31,
	2019	2018
Components, spare parts	4,959	3,496
Work-in-progress	584	576
Finished goods – own manufactured products	1,737	2,672
Finished goods – distribution products	1,981	1,442
Total gross inventories	9,262	8,186
Less: allowance for slow-moving inventory and net realizable value	(1,085)	(974)
Total	8,178	7,212

The provision for slow moving inventory relates to components and spare parts. The allowance for slow moving inventory (excluding exchange rate impact), the changes in which are classified within cost of sales, amounted to a cost of
€168
thousand for the year ended
December 31, 2019,
a cost of
€227
thousand for the year ended
December 31, 2018,
and an income of
€41
thousand for the year ended
December 31, 2017,
respectively.